REVENUE RECOGNITION	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION	REVENUE RECOGNITION
The Company accounts for revenue in accordance with ASC 606: Revenue from Contracts with Customers. Revenue is recognized when control of a good or service promised in a contract (i.e., performance obligation) is transferred to a customer. Control is obtained when a customer has the ability to direct the use of and obtain substantially all of the remaining benefits from that good or service. A significant portion of the Company's performance obligations are recognized at a point-in-time when control of the product transfers to the customer, which is generally the time of shipment. The remaining portion of the Company’s performance obligations are recognized over time as the customer simultaneously obtains control as the Company performs work under a contract, or if the product being produced for the customer has no alternative use and the Company has a contractual right to payment.
Performance Obligations

A performance obligation is a distinct good, service or a bundle of goods and services promised in a contract. Some of the Company's contracts with customers contain a single performance obligation, while others contain multiple performance obligations most commonly when a contract spans multiple phases of a product life-cycle such as production, installation, maintenance and support. The Company identifies performance obligations at the inception of a contract and allocates the transaction price to each distinct performance obligation. Revenue is recognized when or as the performance obligation is satisfied. When there are multiple performance obligations within a contract, the Company allocates the transaction price to each performance obligation based on its relative stand-alone selling price.

The Company primarily generates revenue from the sale of products to customers and recognizes revenue at a point in time when control transfers to the customer. Transfer of control is generally based on the shipping terms of the contract. In addition, the Company recognizes revenue on an over-time basis on installation and service contracts. For over-time performance obligations requiring the installation of equipment, revenue is recognized using costs incurred to date relative to total estimated costs at completion to measure progress. Incurred costs represent work performed, which correspond with and best depict transfer of control to the customer. Contract costs include direct costs such as labor, materials and subcontractors’ costs and where applicable, indirect costs.

External segment sales disaggregated by product and service are as follows:

(In millions)	2024	2023	2022
Sales Type
Product	$9,428	$8,538	$8,237
Service	1,099	1,077	916
Climate Solutions Americas sales	10,527	9,615	9,153

Product	4,652	1,722	1,449
Service	332	215	182
Climate Solutions Europe sales	4,984	1,937	1,631

Product	2,849	3,053	2,197
Service	651	528	424
Climate Solutions Asia Pacific, Middle East & Africa sales	3,500	3,581	2,621

Product	3,061	3,352	3,432
Service	414	466	451
Climate Solutions Transportation sales	3,475	3,818	3,883

Net sales	$22,486	$18,951	$17,288

The transaction price allocated to performance obligations reflects the Company’s expectations about the consideration it will be entitled to receive from a customer. The Company includes variable consideration in the estimated transaction price when there is a basis to reasonably estimate the amount and when it is probable that a significant reversal of revenue recognized would not occur when the uncertainty associated with variable consideration is subsequently resolved. In addition, the Company customarily offers its customers incentives to purchase products to ensure an adequate supply of its products in distribution channels. The principal incentive programs provide reimbursements to distributors for offering promotional pricing for products. The Company accounts for estimated incentive payments as a reduction in sales at the time a sale is recognized.
Contract Balances

Total contract assets and liabilities consisted of the following:

(In millions)	2024	2023
Contract assets, current (included within Other current assets)	$366	$306
Contract assets, non-current (included within Other assets)	65	26
Total contract assets	431	332

Contract liabilities, current (included within Accrued liabilities)	(553)	(419)
Contract liabilities, non-current (included within Other long-term liabilities)	(164)	(160)
Total contract liabilities	(717)	(579)
Net contract assets (liabilities)	$(286)	$(247)

The timing of revenue recognition, billings and cash collections results in contract assets and contract liabilities. Contract assets relate to the conditional right to consideration for any completed performance under a contract when costs are incurred in excess of billings under the percentage-of-completion methodology. Contract liabilities relate to payments received in advance of performance under a contract or when the Company has a right to consideration that is conditioned upon transfer of a good or service to the customer. Contract liabilities are recognized as revenue as (or when) the Company performs under the contract.

The Company recognized revenue of $469 million for the year ended December 31, 2024, that was related to contract liabilities as of January 1, 2024. The Company expects a majority of its contract liabilities at the end of the period to be recognized as revenue over the next 12 months. There were no individually significant customers with sales exceeding 10% of total sales for the years ended December 31, 2024, 2023 and 2022.